Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	At December 31,
	2020	2019
Cash to be deposited	310	2,320
Cash at banks	213,306	116,413
Time deposits	19,509	35,502
Other cash equivalents	47,906	41,461
	281,031	195,696